Income from Discontinued Operations, Net - Total carrying amount of the consolidated net assets disposed (Details) - MXN ($) $ in Thousands	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ (32,586,352)	$ (51,130,992)	$ (25,828,215)	$ (29,058,093)
Trade accounts and notes receivable, net		(8,131,458)	(8,457,302)
Other accounts, taxes receivable and notes receivable, net		(339,560)	(315,006)
Transmission rights and programming		(1,725,630)	(888,344)
Other current assets		(1,661,644)	(2,379,571)
Total current assets		(62,104,543)	(81,576,823)
Non-current assets:
Investments in financial instruments		(2,586,601)	(3,389,485)
Property, plant and equipment, net		(77,848,576)	(82,236,399)	(87,922,126)
Right-of-use assets, net		(6,085,861)	(6,670,298)	$ (7,604,567)
Intangible assets, net and goodwill		(40,389,842)	(41,123,587)
Deferred income tax assets		(18,203,133)	(18,769,968)
Other assets		(214,902)	(258,378)
Total non-current assets		(200,565,714)	(217,530,708)
Total assets		(262,670,257)	(299,107,531)
Current liabilities:
Current portion of lease liabilities		1,280,932	1,373,233
Trade accounts payable and accrued expenses		12,861,122	16,083,858
Due from related parties		579,023	88,324
Other current liabilities		1,709,357	1,510,127
Total current liabilities		34,890,862	34,370,918
Non-current liabilities:
Lease liabilities, net of current portion		6,010,618	6,995,839
Post-employment benefits		733,049	771,468
Other non-current liabilities		1,871,478	2,171,262
Total non-current liabilities		93,106,962	120,606,708
Total liabilities		$ 127,997,824	$ 154,977,626
Discontinued operations
Current assets:
Cash and cash equivalents	$ (1,890,141)
Trade accounts and notes receivable, net	(1,997,862)
Other accounts, taxes receivable and notes receivable, net	(2,388,939)
Transmission rights and programming	(7,162,846)
Other current assets	(2,312,941)
Total current assets	(15,752,729)
Non-current assets:
Transmission rights and programming	(8,513,024)
Investments in financial instruments	(1,721,654)
Property, plant and equipment, net	(3,955,680)
Right-of-use assets, net	(2,179,704)
Intangible assets, net and goodwill	(623,818)
Deferred income tax assets	(7,847,995)
Other assets	(9,716)
Total non-current assets	(24,851,591)
Total assets	(40,604,320)
Current liabilities:
Current portion of lease liabilities	470,686
Trade accounts payable and accrued expenses	6,856,041
Customer deposits and advances	2,071,060
Due from related parties	5,383,763
Other current liabilities	1,983,995
Total current liabilities	16,765,545
Non-current liabilities:
Lease liabilities, net of current portion	1,703,747
Post-employment benefits	1,105,376
Other non-current liabilities	4,246,327
Total non-current liabilities	7,055,450
Total liabilities	23,820,995
Other net assets	3,598,567
Total net assets	(13,184,758)
Consideration received, satisfied in cash	67,985,597
Cash and cash equivalents disposed of	(1,890,143)
Net cash flows	$ 66,095,454